Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Payments

Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

	Ground Leases - Operating	Ground Leases - Capital	Total
October 1 through December 31, 2015	$387	$-	$387
2016	1,533	-	1,533
2017	1,532	-	1,532
2018	1,532	-	1,532
2019	1,447	-	1,447
Thereafter	45,312	329	45,641
Total minimum rent expense	$51,743	$329	$52,072

Future minimum rental payments to be made by the Company under these noncancelable ground leases, excluding increases resulting from increases in the consumer price index, are as follows:

	Ground Leases - Operating	Ground Leases - Capital	Total
2015	$1,390	$-	$1,390
2016	1,317	-	1,317
2017	1,314	-	1,314
2018	1,314	-	1,314
2019	1,307	-	1,307
Thereafter	42,121	329	42,450
Total minimum rent expense	$48,763	$329	$49,092